Business Acquisitions (Details) $ in Millions			3 Months Ended		6 Months Ended
	Nov. 01, 2021 USD ($) shares	Jan. 21, 2021 USD ($)	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) item	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Business Acquisitions
Number of businesses acquired | item					0
Goodwill			$ 1,312		$ 1,312		$ 1,358
Ovation Group
Business Acquisitions
Purchase consideration		$ 57
Deferred Contingent consideration		4
Goodwill		36
Amortizing intangible assets acquired		29
Net liabilities assumed		8
Acquisition related cost		3
Revenue				$ 5		$ 7
Net loss				5		9
Ovation Group | Corporate client relationships
Business Acquisitions
Amortizing intangible assets acquired		$ 25
Intangible assets, Estimated useful lives		10 years
Ovation Group | Trade Names
Business Acquisitions
Amortizing intangible assets acquired		$ 4
Intangible assets, Estimated useful lives		5 years
Egencia
Business Acquisitions
Revenue			107		173
Net loss			$ 6		34
Number of non-voting ordinary shares issued | shares	8,413,972
Fair value	$ 816
Proforma revenue				186		334
Proforma net loss				$ 125		$ 326
Egencia | GBT JerseyCo
Business Acquisitions
Percentage of equity interests acquired	19.00%
EG Corporate Travel Holdings LLC (Expedia)
Business Acquisitions
Number of non-voting ordinary shares issued | shares			59,111
Working capital adjustments payable			$ 6		$ 6